Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	43,272	4,325
Investment in associate	17,073	17,083
Deposits	1,469	1,158
Total non-current assets	65,309	26,061
Current assets
Trade receivables		6
Other receivables	1,755	1,775
Prepayments	7,937	12,415
Income taxes receivable	1,298	849
Cash and cash equivalents	658,660	277,862
Total current assets	669,650	292,907
Total assets	734,959	318,968
Equity
Share capital	6,410	5,659
Distributable equity	654,515	274,391
Total equity	660,925	280,050
Non-current liabilities
Lease liabilities	31,503
Total non-current liabilities	31,503
Current liabilities
Lease liabilities	5,424
Contract liabilities	1,373	6,902
Trade payables	24,346	19,740
Other payables	11,364	12,267
Income taxes payable	24	9
Total current liabilities	42,531	38,918
Total liabilities	74,034	38,918
Total equity and liabilities	€ 734,959	€ 318,968